Investment Securities - Amortized Cost and Fair Value of Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized Cost
Due within one year	$ 0
Due after one year through five years	274
Due after five years through ten years	14,356
Due after ten years	17,479
Amortized cost	32,109	$ 38,198
Fair Value
Due within one year	0
Due after one year through five years	261
Due after five years through ten years	14,077
Due after ten years	16,940
Total available for sale	31,278	37,991
Amortized Cost
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	1,113
Due after ten years	0
Amortized cost	1,113	2,268
Fair Value
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	1,292
Due after ten years	0
Total held to maturity	$ 1,292	$ 2,468